Document and Entity Information	Jul. 21, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001821606
Document Type	8-K
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	TASTEMAKER ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39858
Entity Tax Identification Number	85-2478126
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	616-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	TMKRU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TMKR
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	TMKRW
Security Exchange Name	NASDAQ